Reconciliation of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Business Acquisition Contingent Purchase Consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 36,734	¥ 65,797
Changes in the fair value		(13,905)	937
Ending Balance			36,734
Business Acquisition Contingent Purchase Consideration | Payment of cash consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Bonuses settled in cash during 2017		(22,829)	(30,000)
Share-settled bonuses
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			37,526
Changes in the fair value			(810)
Reclassification to equity			(22,752)
Bonuses settled in cash during 2017			(13,964)
Transfers in and/or out of Level 3
Ending Balance
Liability Classified RSU
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		11,865	34,612
Increase in liability classified RSU			61,903
Reclassification to equity		(587)	(84,650)
Reversal of share-settled bonus		(6,308)
Ending Balance	$ 723	¥ 4,970	¥ 11,865